Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2005 Fund

June 30, 2021

AFF5-QTLY-0821
1.818350.116

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 7/22/21 to 9/16/21
(Cost $59,998)	60,000	59,996
	Shares	Value

Domestic Equity Funds - 11.5%
Fidelity Advisor Series Equity Growth Fund (a)	97,286	$1,785,191
Fidelity Advisor Series Growth Opportunities Fund (a)	66,003	1,228,321
Fidelity Advisor Series Small Cap Fund (a)	50,566	812,588
Fidelity Series All-Sector Equity Fund (a)	60,595	771,377
Fidelity Series Commodity Strategy Fund (a)	803,306	4,474,412
Fidelity Series Large Cap Stock Fund (a)	143,852	2,848,266
Fidelity Series Large Cap Value Index Fund (a)	19,862	306,862
Fidelity Series Opportunistic Insights Fund (a)	73,329	1,661,630
Fidelity Series Small Cap Opportunities Fund (a)	55,126	1,004,400
Fidelity Series Stock Selector Large Cap Value Fund (a)	119,683	1,809,609
Fidelity Series Value Discovery Fund (a)	109,829	1,847,320
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,710,227)		18,549,976

International Equity Funds - 13.8%
Fidelity Series Canada Fund (a)	84,253	1,181,232
Fidelity Series Emerging Markets Fund (a)	87,488	1,067,349
Fidelity Series Emerging Markets Opportunities Fund (a)	357,016	9,589,454
Fidelity Series International Growth Fund (a)	161,638	3,161,640
Fidelity Series International Small Cap Fund (a)	43,966	979,127
Fidelity Series International Value Fund (a)	281,949	3,149,368
Fidelity Series Overseas Fund (a)	231,529	3,155,737
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,495,067)		22,283,907

Bond Funds - 53.5%
Fidelity Series Emerging Markets Debt Fund (a)	92,562	862,674
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	27,037	280,372
Fidelity Series Floating Rate High Income Fund (a)	18,438	170,552
Fidelity Series High Income Fund (a)	106,502	1,021,357
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,660,837	18,235,985
Fidelity Series International Credit Fund (a)	12,845	129,864
Fidelity Series Investment Grade Bond Fund (a)	5,133,711	60,167,086
Fidelity Series Long-Term Treasury Bond Index Fund (a)	581,930	4,870,753
Fidelity Series Real Estate Income Fund (a)	53,003	615,890
TOTAL BOND FUNDS
(Cost $80,452,361)		86,354,533

Short-Term Funds - 21.2%
Fidelity Cash Central Fund 0.06% (b)	66,318	66,332
Fidelity Series Government Money Market Fund 0.08% (a)(c)	28,069,190	28,069,190
Fidelity Series Short-Term Credit Fund (a)	595,909	6,054,435
TOTAL SHORT-TERM FUNDS
(Cost $34,069,827)		34,189,957
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $139,787,480)		161,438,369
NET OTHER ASSETS (LIABILITIES) - 0.0%		(25,802)
NET ASSETS - 100%		$161,412,567

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9
Total	$9

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$101,141	$59,939	$94,748	$--	$--	$66,332	0.0%
Total	$101,141	$59,939	$94,748	$--	$--	$66,332

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$1,878,960	$46,657	$325,565	$--	$37,762	$147,377	$1,785,191
Fidelity Advisor Series Growth Opportunities Fund	1,306,902	58,487	268,242	--	24,748	106,426	1,228,321
Fidelity Advisor Series Small Cap Fund	849,799	15,511	97,132	--	30,366	14,044	812,588
Fidelity Series All-Sector Equity Fund	803,031	12,038	110,120	--	18,938	47,490	771,377
Fidelity Series Canada Fund	1,017,716	171,724	105,572	--	17,001	80,363	1,181,232
Fidelity Series Commodity Strategy Fund	4,459,065	64,503	634,998	--	42,921	542,921	4,474,412
Fidelity Series Emerging Markets Debt Fund	864,462	22,461	46,975	9,556	(2,565)	25,291	862,674
Fidelity Series Emerging Markets Debt Local Currency Fund	281,687	4,222	15,373	--	105	9,731	280,372
Fidelity Series Emerging Markets Fund	1,217,255	30,939	231,655	--	38,466	12,344	1,067,349
Fidelity Series Emerging Markets Opportunities Fund	11,206,901	160,506	2,276,949	--	643,618	(144,622)	9,589,454
Fidelity Series Floating Rate High Income Fund	174,502	4,312	9,395	1,731	(432)	1,565	170,552
Fidelity Series Government Money Market Fund 0.08%	28,478,789	1,594,537	2,004,136	4,474	--	--	28,069,190
Fidelity Series High Income Fund	1,026,935	27,167	55,341	12,385	728	21,868	1,021,357
Fidelity Series Inflation-Protected Bond Index Fund	18,251,059	521,530	940,979	--	11,577	392,798	18,235,985
Fidelity Series International Credit Fund	127,451	741	--	741	--	1,672	129,864
Fidelity Series International Growth Fund	2,851,868	393,577	330,125	--	69,008	177,312	3,161,640
Fidelity Series International Small Cap Fund	903,607	90,370	81,828	--	34,877	32,101	979,127
Fidelity Series International Value Fund	2,848,685	519,198	298,795	--	57,092	23,188	3,149,368
Fidelity Series Investment Grade Bond Fund	60,169,198	2,065,579	3,055,590	306,118	(1,726)	989,625	60,167,086
Fidelity Series Large Cap Stock Fund	2,932,570	78,311	372,938	--	112,148	98,175	2,848,266
Fidelity Series Large Cap Value Index Fund	316,487	7,260	33,236	--	10,073	6,278	306,862
Fidelity Series Long-Term Treasury Bond Index Fund	4,382,053	538,744	326,671	27,679	(31,442)	308,069	4,870,753
Fidelity Series Opportunistic Insights Fund	1,741,831	24,562	295,942	--	86,904	104,275	1,661,630
Fidelity Series Overseas Fund	2,856,670	416,789	340,045	--	67,395	154,928	3,155,737
Fidelity Series Real Estate Income Fund	618,163	9,772	43,251	859	4,081	27,125	615,890
Fidelity Series Short-Term Credit Fund	5,989,828	386,833	316,230	21,793	84	(6,080)	6,054,435
Fidelity Series Small Cap Opportunities Fund	1,048,760	38,304	113,092	--	57,839	(27,411)	1,004,400
Fidelity Series Stock Selector Large Cap Value Fund	1,857,092	69,823	227,826	--	53,264	57,256	1,809,609
Fidelity Series Value Discovery Fund	1,901,163	79,695	241,832	--	68,906	39,388	1,847,320
Total	$162,362,489	$7,454,152	$13,199,833	$385,336	$1,451,736	$3,243,497	$161,312,041

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.